Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 9.7%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	3,630,597	54,531,567
Interactive Media & Services 5.8%
Alphabet, Inc., Class C(a)	1,298,277	171,177,822
Media 2.1%
Comcast Corp., Class A	1,365,185	60,532,303
Total Communication Services		286,241,692
Consumer Discretionary 8.8%
Automobiles 1.3%
Tesla, Inc.(a)	146,745	36,718,534
Broadline Retail 4.7%
Amazon.com, Inc.(a)	1,077,970	137,031,546
Hotels, Restaurants & Leisure 1.5%
Hilton Worldwide Holdings, Inc.	303,056	45,512,950
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc.(a)	100,760	38,854,064
Total Consumer Discretionary		258,117,094
Consumer Staples 7.5%
Beverages 1.9%
Coca-Cola Co. (The)	984,267	55,099,267
Consumer Staples Distribution & Retail 2.1%
Walmart, Inc.	394,562	63,102,301
Food Products 1.4%
Mondelez International, Inc., Class A	598,334	41,524,379
Household Products 2.1%
Procter & Gamble Co. (The)	418,407	61,028,845
Total Consumer Staples		220,754,792
Energy 4.4%
Oil, Gas & Consumable Fuels 4.4%
EOG Resources, Inc.	343,992	43,604,426
Exxon Mobil Corp.	714,206	83,976,342
Total		127,580,768
Total Energy		127,580,768
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.8%
Banks 1.9%
Bank of America Corp.	2,072,877	56,755,372
Capital Markets 3.0%
Morgan Stanley	570,662	46,605,966
S&P Global, Inc.	113,474	41,464,534
Total		88,070,500
Financial Services 4.0%
Global Payments, Inc.	372,876	43,026,162
MasterCard, Inc., Class A	190,706	75,502,412
Total		118,528,574
Insurance 1.9%
Chubb Ltd.	265,495	55,270,749
Total Financials		318,625,195
Health Care 14.1%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	210,715	18,644,063
Vertex Pharmaceuticals, Inc.(a)	84,429	29,359,341
Total		48,003,404
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	673,090	25,402,417
Boston Scientific Corp.(a)	816,347	43,103,122
Intuitive Surgical, Inc.(a)	148,643	43,446,862
Total		111,952,401
Health Care Providers & Services 3.1%
Elevance Health, Inc.	124,461	54,192,808
Laboratory Corp. of America Holdings	190,517	38,303,443
Total		92,496,251
Pharmaceuticals 5.6%
Eli Lilly & Co.	122,118	65,593,241
Merck & Co., Inc.	504,366	51,924,480
Zoetis, Inc.	263,494	45,842,686
Total		163,360,407
Total Health Care		415,812,463
2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.8%
Commercial Services & Supplies 2.9%
Cintas Corp.	86,518	41,616,023
Republic Services, Inc.	300,487	42,822,403
Total		84,438,426
Electrical Equipment 1.4%
Eaton Corp. PLC	197,816	42,190,196
Ground Transportation 1.4%
Union Pacific Corp.	206,275	42,003,778
Industrial Conglomerates 1.5%
Honeywell International, Inc.	231,231	42,717,615
Machinery 1.6%
Parker-Hannifin Corp.	120,792	47,050,900
Total Industrials		258,400,915
Information Technology 28.8%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,096,961	58,972,623
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity Ltd.	279,064	34,472,776
Semiconductors & Semiconductor Equipment 8.7%
Broadcom, Inc.	72,322	60,069,207
Lam Research Corp.	64,175	40,222,965
NVIDIA Corp.	242,943	105,677,775
QUALCOMM, Inc.	436,511	48,478,912
Total		254,448,859
Software 10.9%
Adobe, Inc.(a)	100,363	51,175,094
Microsoft Corp.	723,312	228,385,764
Palo Alto Networks, Inc.(a)	174,719	40,961,122
Total		320,521,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	1,036,045	177,381,265
Total Information Technology		845,797,503
Real Estate 3.5%
Industrial REITs 1.2%
Prologis, Inc.	313,818	35,213,518
Retail REITs 1.0%
Realty Income Corp.	621,678	31,046,599
Specialized REITs 1.3%
Equinix, Inc.	51,054	37,078,478
Total Real Estate		103,338,595
Utilities 2.8%
Multi-Utilities 2.8%
Ameren Corp.	570,740	42,708,474
DTE Energy Co.	402,492	39,959,406
Total		82,667,880
Total Utilities		82,667,880
Total Common Stocks (Cost $2,329,408,849)		2,917,336,897

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	24,995,566	24,988,067
Total Money Market Funds (Cost $24,986,509)		24,988,067
Total Investments in Securities (Cost: $2,354,395,358)		2,942,324,964
Other Assets & Liabilities, Net		(954,079)
Net Assets		2,941,370,885

Columbia Variable Portfolio – Select Large Cap Equity Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	18,096,430	446,583,722	(439,690,012)	(2,073)	24,988,067	10,821	989,320	24,995,566
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Third Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7071_12_B01_(11/23)